Property and Equipment, net (Tables)	3 Months Ended
Mar. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of property and equipment

	Successor	Predecessor
	March 31, 2023	December 31, 2022
Computer and office equipment	$139	$992
Furniture and fixtures	11	185
Leasehold improvements	6	28
Software	1	8
Total	157	1,213
Less: accumulated depreciation and amortization	(4)	(1,011)
Total Property and Equipment, Net	$153	$202